Intangible Assets - Disclosure of Detailed Information About Intangible Assets (Detail) $ in Millions, $ in Millions	Jun. 30, 2020 USD ($)	[1]	Jun. 30, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	$ 4,737		$ 109,339	$ 112,050
Rights to produce and distribute Coca-Cola trademark products [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net			79,753	81,255
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net			24,832	25,833
Other indefinite lived intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net			1,214	1,165
Technology costs and management systems [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net			2,602	2,625
Systems in development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net			489	690
Others [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net			$ 449	$ 482

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3